Income tax and deferred taxes (Details 2)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax and deferred taxes [Line Items]
Applicable tax rate	34.00%	25.50%	24.00%	22.50%	21.00%
Spain [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate		25.00%	25.00%
Belgium [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate		33.99%	33.99%
Mexico [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate		30.00%	30.00%
United States [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate		40.00%	40.00%
South africa [member]
Income tax and deferred taxes [Line Items]
Applicable tax rate		28.00%	28.00%